JOHCM EMERGING MARKETS OPPORTUNITIES FUND

JOHCM GLOBAL EQUITY FUND

JOHCM INTERNATIONAL SELECT FUND

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

JOHCM ASIA EX-JAPAN EQUITY FUND

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

JOHCM US SMALL MID CAP EQUITY FUND

JOHCM INTERNATIONAL OPPORTUNITIES FUND

JOHCM GLOBAL INCOME BUILDER FUND

EACH A SERIES OF ADVISERS INVESTMENT TRUST

Supplement dated May 8, 2018

to the Statement of Additional Information dated January 28, 2018

I. CHANGE TO PORTFOLIO MANAGER HOLDINGS INFORMATION

On page 45, under the heading “Other Portfolio Manager Information,” the associated tables for Emery Brewer, Dr. Ivo Kovachev, and Stephen Lew are deleted in their entirety and replaced with the following:

Emery Brewer, Senior Fund Manager, JOHCM Emerging Markets Small Mid Cap Equity Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	3	0	$433.0M	$0
Other Pooled Investment Vehicles	6	2	$649.5M	$137.5M
Other Accounts	4	1	$803.6M	$159.2M
Total	13	3	$1,886.1M	$296.7M

Dr. Ivo Kovachev, Senior Fund Manager, JOHCM Emerging Markets Small Mid Cap Equity Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	3	0	$433.0M	$0
Other Pooled Investment Vehicles	6	2	$649.5M	$137.5M
Other Accounts	4	1	$803.6M	$159.2M
Total	13	3	$1,886.1M	$296.7M

Stephen Lew, Fund Manager, JOHCM Emerging Markets Small Mid Cap Equity Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	3	0	$433.0M	$0
Other Pooled Investment Vehicles	6	2	$649.5M	$137.5M
Other Accounts	4	1	$803.6M	$159.2M
Total	13	3	$1,886.1M	$296.7M

This Supplement and the Prospectus and Statement of Additional Information should be retained for future reference.